Description of Business - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Description Of Business [Line Items]
Accumulated deficit	$ 129,118	$ 64,985
Cash and cash equivalents	$ 103,812	$ 47,305	$ 22,938	$ 3,694
Minimum
Description Of Business [Line Items]
Expected period to fund operations by existing cash resources	12 months